DERIVATIVE WARRANT LIABILITY - Change in the fair value of the warrants (Details) - Expected volatility $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Class of Warrant or Rights [Line Items]
Increase in volatility percentage, change in the fair value of the warrants	$ 0.0		$ 0.1
Percentage of decrease in volatility (in percentage)	10.00%	10.00%	10.00%
Decrease in volatility percentage, change in the fair value of the warrants	$ 0.0		$ (0.3)
Derivative warrant liability
Class of Warrant or Rights [Line Items]
Percentage of increase in volatility (in percentage)	10.00%	10.00%
Percentage of decrease in volatility (in percentage)	10.00%	10.00%
GM and Panasonic | Derivative warrant liability
Class of Warrant or Rights [Line Items]
Increase in volatility percentage, change in the fair value of the warrants		$ 1,060
Decrease in volatility percentage, change in the fair value of the warrants		(1,011)
Mitsui And Pallinghurst | Derivative warrant liability
Class of Warrant or Rights [Line Items]
Increase in volatility percentage, change in the fair value of the warrants		795
Decrease in volatility percentage, change in the fair value of the warrants		(758)
IQ and CGF | Derivative warrant liability
Class of Warrant or Rights [Line Items]
Increase in volatility percentage, change in the fair value of the warrants		1,682
Decrease in volatility percentage, change in the fair value of the warrants		$ (1,604)